Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment

Premises and equipment balances and estimated useful lives are as follows.

	Estimated Useful Lives	December 31,
		2015	2014
		(Dollars in millions)
Land	—	$58	$66
Office buildings	7 — 31.5 years	149	144
Computer hardware and software	3 — 7 years	214	180
Furniture, fixtures and equipment	3 — 7 years	61	67
Total		482	457
Less accumulated depreciation		(232)	(219)
Premises and equipment, net		$250	$238

Depreciation expense amounted to approximately $26 million, $26 million and $23 million, for the years ended December 31, 2015, 2014 and 2013, respectively.

Operating Leases

The Company conducts a portion of its business from leased facilities. Such leases are considered to be operating leases based on their lease terms. Lease rental expense totaled approximately $7 million, $8 million and $8 million for the years ended December 31, 2015, 2014 and 2013, respectively. The following outlines the Company’s minimum contractual lease obligations.

December 31, 2015
(Dollars in millions)
2016	$4
2017	3
2018	2
2019	1
2020	1
Thereafter	1
Total	$12